Other Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Other Receivables
Note 5 - Other Receivables

	December 31
	2022	2023
	US$ thousands

Advances to suppliers	421	136
Government authorities	1,437	2,030
Prepaid expense	936	829
Other receivables	826	693
	3,620	3,688